CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2023	Jun. 30, 2022		Jun. 30, 2021
Current Assets
Cash and Cash Equivalents	$ 1,034	$ 1,469		$ 4,028
Trade Receivables, Net	79,444	98,699		111,332
Related Party Receivable		245		1,476
Inventory, Net	163,057	249,439		141,661
Other Current Assets	7,852	9,128		7,287
Total Current Assets	251,387	358,980		265,784
Property and Equipment, Net	11,266	3,284		6,330
Operating Lease Right-Of-Use Assets	7,493	8,360		12,658
Goodwill	87,151	79,903		79,903
Intangibles, Net	24,754	18,764		23,927
Other Long-Term Assets	270	3,748		361
Deferred Tax Asset, Net	5,904
Total Assets	388,225	473,039		388,963
Current Liabilities
Accounts Payable	149,780	198,187		214,332
Accrued Expenses	9,805	11,573		13,555
Current Portion of Operating Lease Obligations	3,740	4,453		811
Current Portion of Finance Lease Obligations	2,404	4,453		4,622
Seller Note, Current				3,000
Revolving Credit Facility, Net	127,343	135,968
Promissory Note	472
Income Taxes Payable		418		2,286
Total Current Liabilities	293,544	350,599		238,606
Warrants	205
Revolving Credit Facility, Net				53,580
Debt, Non-Current		3,377
Seller Note, Non-Current				750
Finance Lease Obligation, Non- Current	5,909	3,377
Operating Lease Obligations, Non-Current	4,608	4,864		9,277
Deferred Tax Liability		5,271		6,448
Total Liabilities	304,266	364,111		308,661
Commitments and Contingencies
Stockholders' Equity
Preferred Stock Par Value $0.0001 per share, Authorized 1,000,000 shares, 0 shares Issued and Outstanding		5		0
Common Stock: Par Value $0.0001 per share, Authorized 550,000,000 shares at March 31, 2023, and 100,000,000 at June 30, 2022; Issued and Outstanding 49,167,170 Shares as of March 31, 2023, and 47,500,000 at June 30, 2022	5	5	[1]	5	[1]
Paid In Capital	44,326	39,995		39,995
Treasury Stock		(2,674)		(2,674)
Accumulated Other Comprehensive Loss	(66)	(66)		(73)
Retained Earnings	39,694	71,668		43,049
Total Stockholders' Equity	83,959	108,928		80,302
Total Liabilities and Stockholders' Equity	$ 388,225	$ 473,039		$ 388,963

[1]	Shares of common stock have been retroactively restated to give effect to the Merger.